Earnings Per Share - Additional Information (Detail) - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Earnings per share [line items]
Dilutive effect of share options on number of ordinary shares	14,444,802	13,061,376	9,023,439
Woodside Employee Share Plan [member]
Earnings per share [line items]
Dilutive effect of share options on number of ordinary shares	14,444,802	13,061,376	9,023,439